Financial result	3 Months Ended
Mar. 31, 2021
Financial result
Financial result

8. Financial result

	Quarter Ended March 31,
	2021	2020
	(€ in thousands)
Interest expense	(5,801)	(613)
Interest expense on lease liability	(36)	(49)
Interest expense from long-term debt valuation	(524)	(319)
Expense from revaluation of derivative financial instruments	(5,188)	--
Fair value valuation of financial assets	(49)	(244)
Other	(4)	(1)
Interest income	103	1,594
Payout of bond funds	31	33
Income from revaluation of derivative financial instruments	--	1,557
Fair value valuation of financial assets	4	--
Other	68	4
Financial result	(5,698)	981